Impairment charges - Reconciliation of impairment charges (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Impairment charges
Write-backs			$ (150)	$ (288)
Recoveries		$ (172)	(179)	(168)	$ (137)	$ (131)
Impairment charges	[1]	794	710	853
Individually assessed
Impairment charges
Provisions raised			371	610
Collectively assessed
Impairment charges
Provisions raised			668	699
Performing
Impairment charges
Provisions raised		(209)
Non-performing
Impairment charges
Provisions raised		1,175
Credit commitments
Impairment charges
Impairment charges		794
Debt securities | FVOCI
Impairment charges
Impairment charges			0	0
Debt securities | Amortised cost
Impairment charges
Impairment charges			0	0
Due from subsidiaries
Impairment charges
Impairment charges			0	$ 0
Parent Entity
Impairment charges
Write-backs			(131)
Recoveries		(143)	(138)
Impairment charges	[1]	750	682
Parent Entity | Individually assessed
Impairment charges
Provisions raised			341
Parent Entity | Collectively assessed
Impairment charges
Provisions raised			$ 610
Parent Entity | Performing
Impairment charges
Provisions raised		(180)
Parent Entity | Non-performing
Impairment charges
Provisions raised		1,073
Parent Entity | Credit commitments
Impairment charges
Impairment charges		$ 750

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.